[State Farm Life and Accident Assurance Company Letterhead]

May 5, 2014

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	State Farm Life and Accident Assurance Company Variable Annuity Separate Account
(File No. 333-57579)

Ladies and Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus and statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus and statement of additional information that would have been filed would not have differed from the prospectus and statement of additional information contained in the registrant’s most recent post-effective amendment filed with the Securities and Exchange Commission via Edgar on April 30, 2014.

Please contact me at 309-766-8033 if you have any questions about this filing.

Sincerely,

/s/ Dan Willard

Dan Willard

Counsel